Annual Total Returns- JPMorgan Prime Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan Prime Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.09%	0.02%	0.01%	0.03%	0.42%	1.02%	1.89%	2.23%	0.58%